Sales Revenue - Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018
Receivables from contracts with customers: [abstract]
Trade receivables	¥ 707,337	¥ 690,061
Contract liabilities:
Other current liabilities	214,888	241,595
Other noncurrent liabilities	¥ 165,722	¥ 156,355